QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172

Investment Company Act file number

WORLD FUNDS TRUST

 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235

 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With copy to:

PractusTM LLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS  66211

 (804) 267-7400

 Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

 Date of reporting period: 6/30/2019

ITEM 1. SCHEDULE OF INVESTMENTS

THE E-VALUATOR VERY CONSERVATIVE (0% - 15%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value

EXCHANGE TRADED FUNDS - 40.19%

AGGREGATE BOND - 14.51%
iShares Core 10+ Year USD Bond ETF	2,874	$189,598
iShares Core International Aggregate Bond ETF	1,853	100,942
iShares Core Total USD Bond Market ETF	10,796	557,937
iShares Ultra Short-Term Bond ETF	6,491	327,082
iShares Yield Optimized Bond ETF	22,457	568,050
Vanguard Long-Term Bond ETF	1,984	192,567
Vanguard Total International Bond ETF	2,463	141,130
		2,077,306
CONVERTIBLE BOND - 0.37%
iShares Convertible Bond ETF	891	53,041

CORPORATE HIGH YIELD - 12.95%
Invesco BulletShares 2024 Corporate Bond ETF	23,392	497,080
iShares Short-Term Corporate Bond ETF	6,954	371,622
SPDR ICE BofAML Broad High Yield Bond ETF	14,208	371,539
Vanguard Intermediate-Term Corporate Bond ETF	6,816	612,418
		1,852,659

GLOBAL MARKETS - 0.05%
iShares MSCI World ETF	78	7,099

GOVERNMENT - 7.01%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	1,497	192,095
Schwab Short-Term U.S. Treasury ETF	6,181	312,697
Vanguard Extended Duration Treasury ETF	1,475	187,340
Vanguard Short-Term Treasury ETF	5,094	310,377
		1,002,509

INTERNATIONAL - 0.25%
iShares Currency Hedged MSCI EAFE Small-Cap ETF	49	1,410
Vanguard FTSE Developed Markets ETF	414	17,268
WisdomTree Dynamic Currency Hedged International Equity ETF	600	17,406
		36,084

LARGE CAP - 2.13%
iShares Russell Top 200 ETF	845	57,485
Schwab U.S. Dividend Equity ETF	795	42,191
Schwab U.S. Large-Cap ETF	531	37,271
SPDR Dow Jones Industrial Average ETF Trust	162	43,068
SPDR Portfolio S&P 500 High Dividend ETF	763	29,025
SPDR Portfolio S&P 500 Growth ETF	1,019	39,466
SPDR Russell 1000 Yield Focus ETF	190	13,410
WisdomTree U.S. Total Dividend ETF	441	42,852
		304,768
MID CAP - 0.47%
Invesco S&P MidCap Momentum ETF	264	15,528
iShares Morningstar Mid-Cap Growth ETF	79	19,871
Schwab U.S. Mid-Cap ETF	307	17,527
WisdomTree U.S. MidCap Dividend ETF	384	13,901
		66,827
MORTGAGE - 2.20%
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	12,063	315,327

THE E-VALUATOR VERY CONSERVATIVE (0% - 15%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
SMALL CAP - 0.05%
Vanguard Small-Cap ETF	25	$3,917
Vanguard Small-Cap Value ETF	29	3,786
		7,703
TECHNOLOGY - 0.20%
Invesco QQQ Trust Series I ETF	156	29,131

TOTAL EXCHANGE TRADED FUNDS - 40.19%		5,752,454

MUTUAL FUNDS - 57.80%

AGGREGATE BOND - 28.51%
Baird Core Plus Bond Fund Institutional Class	45,704	521,484
BBH Limited Duration Fund Institutional Class	76,002	778,260
DFA Investment Grade Portfolio Institutional Class	21,898	244,168
John Hancock Bond Fund R6 Class	20,983	336,561
JPMorgan Income Fund R6 Class	29,700	283,637
JPMorgan Unconstrained Debt Fund R6 Class	4,057	39,957
Lord Abbett Bond Debenture Fund R6 Class	23,038	185,459
Lord Abbett Short Duration Income Fund R6 Class	87,915	371,002
PIMCO Low Duration Income Fund Institutional Class	43,617	377,289
Putnam Fixed Income Absolute Return Fund Y Class	3,423	33,335
TIAA-CREF Bond Plus Fund Institutional Class	33,329	352,289
Vanguard Intermediate-Term Bond Index Fund Institutional Class	47,625	557,208
		4,080,649

BLEND BROAD MARKET - 0.59%
American Funds American Mutual Fund R6 Class	1,867	77,916
DFA US Core Equity 1 Portfolio Institutional Class	268	6,471
		84,387

BLEND LARGE CAP - 2.12%
DFA Enhanced US Large Company Portfolio Institutional Class	4,250	57,417
DFA US Large Company Portfolio Institutional Class	3,395	77,008
Fidelity 500 Index Fund	378	38,852
JPMorgan U.S. Research Enhanced Equity Fund R6 Class	1,974	54,532
Schwab S&P 500 Index Fund	834	37,869
Vanguard Institutional Index Fund Institutional Class	139	37,049
		302,727

BLEND MID CAP - 0.16%
Vanguard Extended Market Index Fund Admiral Class	249	22,417

CONVERTIBLE - 2.00%
Franklin Convertible Securities Fund R6 Class	8,777	200,719
Lord Abbett Convertible Fund R6 Class	6,261	85,968
		286,687

EMERGING MARKET STOCK - 2.03%
Payden Emerging Markets Bond Fund SI Class	4,168	56,932
TIAA-CREF Emerging Markets Debt Fund Institutional Class	5,431	54,368
Vanguard Emerging Markets Bond Fund Admiral Class	6,887	178,851
		290,151

THE E-VALUATOR VERY CONSERVATIVE (0% - 15%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
FOREIGN AGGREGRATE - 1.47%
Columbia Strategic Income Fund I3 Class	15,735	$92,837
Dodge & Cox Global Bond Fund	10,662	117,918
		210,755

FOREIGN BLEND - 0.81%
DFA International Vector Equity Portfolio Institutional Class	94	1,074
JPMorgan Global Bond Opportunities Fund R6 Class	10,567	107,781
MFS Global New Discovery Fund R6 Class	297	5,780
MFS International New Discovery Fund R6 Class	44	1,485
		116,120

FOREIGN GROWTH - 0.34%
Harbor Global Leaders Fund Institutional Class	1,020	30,388
MFS International Growth Fund R6 Class	519	18,160
		48,548

GENERAL CORPORATE BOND - 3.01%
JPMorgan Corporate Bond R6 Class	42,969	430,546

GOVERNMENT BOND - 2.20%
American Century Government Bond Fund R5 Class	28,391	314,575

GOVERNMENT INTERMEDIATE - 4.38%
DFA Intermediate Government Fixed Income Portfolio Institutional Class	24,502	312,648
Vanguard Intermediate-Term Treasury Fund Admiral Class	27,694	314,055
		626,703

GROWTH BROAD MARKET - 0.10%
American Funds New Perspective Fund R6 Class	330	14,767

GROWTH LARGE CAP - 2.02%
AB FlexFee Large Cap Growth Portfolio Advisor Class	3,670	51,160
Franklin DynaTech Fund R6 Class	812	72,029
JPMorgan Large Cap Growth Fund R6 Class	1,668	73,020
T. Rowe Price Blue Chip Growth Fund Institutional Class	254	29,504
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	842	27,953
Vanguard U.S. Growth Fund Admiral Class	335	35,724
		289,390

GROWTH SMALL CAP - 0.03%
Vanguard Explorer Fund Admiral Class	42	4,014

HIGH YIELD BOND - 3.02%
AB FlexFee High Yield Portfolio Advisor Class	11,160	106,468
American Funds American High-Income Trust F3 Class	8,300	84,410
Vanguard High-Yield Corporate Fund Admiral Class	41,217	241,533
		432,411

MARKET NEUTRAL - 1.61%
Calamos Market Neutral Income Fund Institutional Class	17,561	230,932

SHORT TERM CORPORATE BOND - 1.97%
Vanguard Short-Term Corporate Bond Index Fund Admiral Class	12,896	282,414

THE E-VALUATOR VERY CONSERVATIVE (0% - 15%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
VALUE LARGE CAP - 1.33%
American Funds Washington Mutual Investors Fund R6 Class	1,706	$78,251
JPMorgan Equity Income Fund R6 Class	4,289	77,802
Vanguard Value Index Fund Institutional Class	775	33,557
		189,610

VALUE MID CAP - 0.10%
Vanguard Mid-Cap Value Index Fund Admiral Class	248	14,335

TOTAL MUTUAL FUNDS - 57.80%		8,272,138

MONEY MARKET FUNDS - 0.98%
Vanguard Treasury Money Market Fund Investor Class 2.32%*	139,847	139,847

TOTAL INVESTMENTS - 98.97%		14,164,439
Other assets, net of liabilities - 1.03%		147,955
NET ASSETS - 100.00%		$14,312,394

* Effective 7 day yield as of June 30, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Exchange Traded Funds	$5,752,454	$—	$—	$5,752,454
Mutual Funds	8,272,138	—	—	8,272,138
Money Market Funds	139,847	—	—	139,847
	$14,164,439	$—	$—	$14,164,439

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2019.

At June 30, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $13,728,401 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$437,158
Gross unrealized depreciation	(1,120)
Net unrealized appreciation	$436,038

THE E-VALUATOR CONSERVATIVE (15% - 30%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value

EXCHANGE TRADED FUNDS - 36.26%

AGGREGATE BOND - 10.61%
iShares Core 10+ Year USD Bond ETF	9,916	$654,159
iShares Core International Aggregate Bond ETF	4,563	248,569
iShares Core Total USD Bond Market ETF	40,729	2,104,875
iShares Yield Optimized Bond ETF	68,075	1,721,957
Vanguard Long-Term Bond ETF	6,750	655,155
Vanguard Total International Bond ETF	9,668	553,976
		5,938,691
CONVERTIBLE BOND - 0.20%
iShares Convertible Bond ETF	1,859	110,666

CORPORATE HIGH YIELD - 11.21%
Invesco BulletShares 2024 Corporate Bond ETF	82,339	1,749,704
iShares Short-Term Corporate Bond ETF	11,166	596,711
SPDR ICE BofAML Broad High Yield Bond ETF	58,836	1,538,561
Vanguard Intermediate-Term Corporate Bond ETF	26,656	2,395,042
		6,280,018

GLOBAL MARKETS - 0.39%
iShares Global 100 ETF	2,155	105,250
iShares MSCI World ETF	1,218	110,859
		216,109

GOVERNMENT - 5.62%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	7,653	982,033
Schwab Short-Term U.S. Treasury ETF	11,965	605,309
Vanguard Extended Duration Treasury ETF	7,606	966,038
Vanguard Short-Term Treasury ETF	9,771	595,347
		3,148,727
INTERNATIONAL - 1.17%
iShares Currency Hedged MSCI EAFE Small-Cap ETF	1,802	51,864
Schwab Fundamental International Large Company Index ETF	4,760	132,614
SPDR Portfolio Developed World ex-US ETF	4,825	142,772
Vanguard FTSE Developed Markets ETF	3,374	140,730
WisdomTree Dynamic Currency Hedged International Equity ETF	5,540	160,715
WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	977	28,905
		657,600

LARGE CAP - 3.42%
iShares Russell Top 200 ETF	3,255	221,438
Schwab U.S. Dividend Equity ETF	5,329	282,810
Schwab U.S. Large-Cap ETF	2,018	141,643
SPDR Dow Jones Industrial Average ETF Trust	1,053	279,940
SPDR Portfolio S&P 500 Growth ETF	9,504	368,090
SPDR Portfolio S&P 500 High Dividend ETF	6,922	263,313
SPDR Russell 1000 Yield Focus ETF	2,761	194,872
WisdomTree U.S. Total Dividend ETF	1,687	163,926
		1,916,032
MID CAP - 1.33%
Invesco S&P MidCap Momentum ETF	2,868	168,696
iShares Morningstar Mid-Cap Growth ETF	476	119,728
Schwab U.S. Mid-Cap ETF	4,939	281,968
WisdomTree U.S. MidCap Dividend ETF	4,860	175,932
		746,324
MORTGAGE - 1.63%
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	34,969	914,090

THE E-VALUATOR CONSERVATIVE (15% - 30%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
SMALL CAP - 0.28%
Vanguard Small-Cap ETF	337	$52,794
Vanguard Small-Cap Value ETF	536	69,969
WisdomTree U.S. SmallCap Dividend ETF	1,193	32,342
		155,105
TECHNOLOGY - 0.40%
Invesco QQQ Trust Series I ETF	1,197	223,528

TOTAL EXCHANGE TRADED FUNDS - 36.26%		20,306,890

MUTUAL FUNDS - 62.14%

AGGREGATE BOND - 23.57%
Baird Core Plus Bond Fund Institutional Class	155,244	1,771,333
BBH Limited Duration Fund Institutional Class	39,851	408,070
DFA Investment Grade Portfolio Institutional Class	148,473	1,655,476
John Hancock Bond Fund R6 Class	138,212	2,216,914
JPMorgan Income Fund R6 Class	119,754	1,143,655
JPMorgan Unconstrained Debt Fund R6 Class	19,256	189,675
Lord Abbett Bond Debenture Fund R6 Class	76,499	615,815
Lord Abbett Short Duration Income Fund R6 Class	141,380	596,624
PIMCO Low Duration Income Fund Institutional Class	68,991	596,775
Putnam Fixed Income Absolute Return Fund Y Class	15,088	146,953
TIAA-CREF Bond Plus Fund Institutional Class	155,574	1,644,415
Vanguard Intermediate-Term Bond Index Fund Institutional Class	189,156	2,213,127
		13,198,832

BLEND BROAD MARKET - 1.90%
American Funds American Mutual Fund R6 Class	20,109	839,332
DFA US Core Equity 1 Portfolio Institutional Class	9,389	226,381
		1,065,713

BLEND LARGE CAP - 5.50%
DFA Enhanced US Large Company Portfolio Institutional Class	66,477	898,109
DFA US Large Company Portfolio Institutional Class	39,644	899,129
Fidelity 500 Index Fund	1,057	108,549
JPMorgan U.S. Research Enhanced Equity Fund R6 Class	32,420	895,442
Schwab S&P 500 Index Fund	3,090	140,303
Vanguard Institutional Index Fund Institutional Class	513	136,692
		3,078,224

BLEND MID CAP - 0.57%
TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	3,809	46,240
Vanguard Mid-Cap Index Fund Admiral Class	1,312	271,565
		317,805

CONVERTIBLE - 2.05%
Franklin Convertible Securities Fund R6 Class	39,188	896,222
Lord Abbett Convertible Fund R6 Class	18,156	249,282
		1,145,504

EMERGING MARKET STOCK - 1.93%
Payden Emerging Markets Bond Fund SI Class	18,076	246,925
TIAA-CREF Emerging Markets Debt Fund Institutional Class	21,769	217,909
Vanguard Emerging Markets Bond Fund Admiral Class	23,642	613,974
		1,078,808

FOREIGN AGGREGRATE - 1.31%
Columbia Strategic Income Fund I3 Class	47,562	280,613
Dodge & Cox Global Bond Fund	40,841	451,703
		732,316

THE E-VALUATOR CONSERVATIVE (15% - 30%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
FOREIGN BLEND - 1.07%
AB Global Core Equity Portfolio Advisor Class	8,044	$107,391
DFA International Vector Equity Portfolio Institutional Class	1,767	20,200
JPMorgan Global Bond Opportunities Fund R6 Class	37,634	383,872
MFS Global New Discovery Fund R6 Class	3,062	59,653
Vanguard Global Minimum Volatility Fund Admiral Class	896	25,511
		596,627

FOREIGN GROWTH - 1.23%
American Funds SMALLCAP World Fund F3 Class	662	37,721
ClearBridge International Growth Fund Institutional Class	1,912	96,713
Harbor Global Leaders Fund Institutional Class	10,484	312,214
Invesco Oppenheimer International Small-Mid Company Fund Institutional Class	1,104	52,810
MFS International Growth Fund R6 Class	3,891	136,023
Vanguard International Growth Fund Admiral Class	585	54,987
		690,468

GENERAL CORPORATE BOND - 3.02%
JPMorgan Corporate Bond R6 Class	168,629	1,689,658

GOVERNMENT BOND - 1.61%
American Century Government Bond Fund R5 Class	81,266	900,429

GOVERNMENT INTERMEDIATE - 3.28%
DFA Intermediate Government Fixed Income Portfolio Institutional Class	71,896	917,398
Vanguard Intermediate-Term Treasury Fund Admiral Class	81,265	921,549
		1,838,947

GROWTH BROAD MARKET - 0.20%
American Funds New Perspective Fund R6 Class	2,523	113,030

GROWTH LARGE CAP - 4.95%
AB FlexFee Large Cap Growth Portfolio Advisor Class	33,022	460,320
Franklin DynaTech Fund R6 Class	7,935	704,114
JPMorgan Large Cap Growth Fund R6 Class	15,999	700,434
T. Rowe Price Blue Chip Growth Fund Institutional Class	984	114,383
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	10,154	337,023
Vanguard U.S. Growth Fund Admiral Class	4,286	457,552
		2,773,826

GROWTH MID CAP - 0.38%
Janus Henderson Enterprise Fund Institutional Class	1,520	211,429

GROWTH SMALL CAP - 0.16%
JPMorgan Small Cap Growth Fund R6 Class	1,867	37,216
Vanguard Explorer Fund Admiral Class	574	54,653
		91,869

HIGH YIELD BOND - 3.04%
AB FlexFee High Yield Portfolio Advisor Class	46,683	445,354
American Funds American High-Income Trust F3 Class	35,286	358,858
Vanguard High-Yield Corporate Fund Admiral Class	152,926	896,149
		1,700,361

MARKET NEUTRAL - 1.55%
Calamos Market Neutral Income Fund Institutional Class	66,226	870,871

SHORT TERM CORPORATE BOND - 1.06%
Vanguard Short-Term Corporate Bond Index Fund Admiral Class	26,994	591,170

THE E-VALUATOR CONSERVATIVE (15% - 30%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
VALUE LARGE CAP - 3.41%
American Funds Washington Mutual Investors Fund R6 Class	14,857	$681,331
JPMorgan Equity Income Fund R6 Class	49,231	893,041
Vanguard Value Index Fund Institutional Class	7,760	336,006
		1,910,378

VALUE MID CAP - 0.35%
Vanguard Mid-Cap Value Index Fund Admiral Class	3,424	197,571

TOTAL MUTUAL FUNDS - 62.14%		34,793,836

MONEY MARKET FUNDS - 1.69%
Federated Institutional Prime Obligations Fund Institutional Class 2.45%*	395,744	395,903
Vanguard Treasury Money Market Fund Investor Class 2.32%*	551,028	551,028
		946,931

TOTAL INVESTMENTS - 100.09%		56,047,657
Liabilities in excess of other assets - (0.09)%		(50,318)
NET ASSETS - 100.00%		$55,997,339

* Effective 7 day yield as of June 30, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Exchange Traded Funds	$20,306,890	$—	$—	$20,306,890
Mutual Funds	34,793,836	—	—	34,793,836
Money Market Funds	946,931	—	—	946,931
	$56,047,657	$—	$—	$56,047,657

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2019.

At June 30, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $53,742,214 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,314,307
Gross unrealized depreciation	(8,864)
Net unrealized appreciation	$2,305,443

THE E-VALUATOR CONSERVATIVE/MODERATE (30% - 50%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value

EXCHANGE TRADED FUNDS - 35.56%

AGGREGATE BOND - 7.61%
iShares Core 10+ Year USD Bond ETF	1,605	$105,882
iShares Core International Aggregate Bond ETF	1,393	75,884
iShares Core Total USD Bond Market ETF	5,686	293,852
iShares Yield Optimized Bond ETF	11,884	300,606
Vanguard Long-Term Bond ETF	1,073	104,145
Vanguard Total International Bond ETF	1,786	102,338
		982,707
CONVERTIBLE BOND - 0.34%
iShares Convertible Bond ETF	740	44,052

CORPORATE HIGH YIELD - 7.22%
Invesco BulletShares 2024 Corporate Bond ETF	14,711	312,609
iShares Short-Term Corporate Bond ETF	1,231	65,785
SPDR ICE BofAML Broad High Yield Bond ETF	6,352	166,105
Vanguard Intermediate-Term Corporate Bond ETF	4,312	387,433
		931,932

GLOBAL MARKETS - 0.89%
iShares Global 100 ETF	1,170	57,143
iShares MSCI World ETF	628	57,159
		114,302

GOVERNMENT - 4.46%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	1,925	247,016
Schwab Short-Term U.S. Treasury ETF	830	41,990
Vanguard Extended Duration Treasury ETF	1,921	243,986
Vanguard Short-Term Treasury ETF	710	43,260
		576,252
INTERNATIONAL - 2.64%
ALPS International Sector Dividend Dogs ETF	1,698	44,148
iShares Currency Hedged MSCI EAFE Small-Cap ETF	1,399	40,265
SPDR Portfolio Developed World ex-US ETF	2,604	77,052
Vanguard FTSE Developed Markets ETF	1,840	76,746
WisdomTree Dynamic Currency Hedged International Equity ETF	2,655	77,022
WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	839	24,822
		340,055

LARGE CAP - 6.43%
iShares Russell Top 200 ETF	1,892	128,713
Schwab U.S. Dividend Equity ETF	2,400	127,368
Schwab U.S. Large-Cap ETF	830	58,258
SPDR Dow Jones Industrial Average ETF Trust	488	129,735
SPDR Portfolio S&P 500 Growth ETF	3,651	141,403
SPDR Portfolio S&P 500 High Dividend ETF	3,359	127,776
SPDR Russell 1000 Yield Focus ETF	1,230	86,814
WisdomTree U.S. Total Dividend ETF	303	29,442
		829,509
MID CAP - 2.50%
Invesco S&P MidCap Momentum ETF	1,444	84,936
iShares Morningstar Mid-Cap Growth ETF	196	49,300
Schwab U.S. Mid-Cap ETF	1,848	105,502
WisdomTree U.S. MidCap Dividend ETF	2,295	83,079
		322,817
MORTGAGE - 2.07%
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	10,225	267,281

THE E-VALUATOR CONSERVATIVE/MODERATE (30% - 50%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
SMALL CAP - 0.75%
Vanguard Russell 2000 Value ETF	189	$19,887
Vanguard Small-Cap ETF	204	31,959
Vanguard Small-Cap Value ETF	213	27,805
WisdomTree U.S. SmallCap Dividend ETF	625	16,944
		96,595
TECHNOLOGY - 0.65%
Invesco QQQ Trust Series I ETF	450	84,033

TOTAL EXCHANGE TRADED FUNDS - 35.56%		4,589,535

MUTUAL FUNDS - 62.57%

AGGREGATE BOND - 15.38%
Baird Core Plus Bond Fund Institutional Class	24,500	279,546
DFA Investment Grade Portfolio Institutional Class	23,132	257,923
John Hancock Bond Fund R6 Class	20,767	333,107
JPMorgan Income Fund R6 Class	19,324	184,543
JPMorgan Unconstrained Debt Fund R6 Class	2,959	29,151
Lord Abbett Bond Debenture Fund R6 Class	14,916	120,070
Lord Abbett Short Duration Income Fund R6 Class	14,787	62,399
PIMCO Low Duration Income Fund Institutional Class	7,561	65,402
Putnam Fixed Income Absolute Return Fund Y Class	2,028	19,753
TIAA-CREF Bond Plus Fund Institutional Class	24,926	263,465
Vanguard Intermediate-Term Bond Index Fund Institutional Class	31,579	369,480
		1,984,839

BLEND BROAD MARKET - 2.46%
American Funds American Mutual Fund R6 Class	6,084	253,945
DFA US Core Equity 1 Portfolio Institutional Class	2,657	64,049
		317,994

BLEND LARGE CAP - 7.45%
DFA Enhanced US Large Company Portfolio Institutional Class	16,656	225,028
DFA US Large Company Portfolio Institutional Class	9,069	205,691
Fidelity 500 Index Fund	1,264	129,807
JPMorgan U.S. Research Enhanced Equity Fund R6 Class	8,139	224,794
Schwab S&P 500 Index Fund	1,236	56,137
Vanguard Institutional Index Fund Institutional Class	450	119,858
		961,315

BLEND MID CAP - 1.20%
TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	1,437	17,448
Vanguard Mid-Cap Index Fund Admiral Class	662	137,002
		154,450

BLEND SMALL CAP - 0.09%
Schwab Small-Cap Index Fund	404	11,637

CONVERTIBLE - 1.99%
Franklin Convertible Securities Fund R6 Class	8,409	192,311
Lord Abbett Convertible Fund R6 Class	4,681	64,265
		256,576

EMERGING MARKET STOCK - 1.86%
JPMorgan Emerging Markets Equity Fund R6 Class	947	28,664
Payden Emerging Markets Bond Fund SI Class	3,665	50,064
TIAA-CREF Emerging Markets Debt Fund Institutional Class	4,447	44,511
Vanguard Emerging Markets Bond Fund Admiral Class	4,520	117,393
		240,632

THE E-VALUATOR CONSERVATIVE/MODERATE (30% - 50%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
FOREIGN AGGREGRATE - 0.96%
Columbia Strategic Income Fund I3 Class	6,414	$37,844
Dodge & Cox Global Bond Fund	7,804	86,312
		124,156

FOREIGN BLEND - 2.15%
AB Global Core Equity Portfolio Advisor Class	2,953	39,429
DFA International Vector Equity Portfolio Institutional Class	1,475	16,858
JPMorgan Global Bond Opportunities Fund R6 Class	7,975	81,342
MFS Global New Discovery Fund R6 Class	2,889	56,270
Schwab Fundamental International Large Company Index Fund	4,179	36,813
Vanguard Global Minimum Volatility Fund Admiral Class	550	15,664
Vanguard Total World Stock Index Fund Investor Class	1,041	31,928
		278,304

FOREIGN GROWTH - 2.62%
American Funds SMALLCAP World Fund F3 Class	331	18,824
ClearBridge International Growth Fund Institutional Class	820	41,493
Harbor Global Leaders Fund Institutional Class	4,018	119,671
Invesco Oppenheimer International Small-Mid Company Fund Institutional Class	641	30,685
MFS International Growth Fund R6 Class	2,384	83,346
MFS International New Discovery Fund R6 Class	298	10,166
Vanguard International Growth Fund Admiral Class	358	33,602
		337,787

GENERAL CORPORATE BOND - 1.50%
JPMorgan Corporate Bond R6 Class	19,290	193,282

GOVERNMENT BOND - 2.02%
American Century Government Bond Fund R5 Class	23,525	260,660

GOVERNMENT INTERMEDIATE - 4.05%
DFA Intermediate Government Fixed Income Portfolio Institutional Class	20,420	260,554
Vanguard Intermediate-Term Treasury Fund Admiral Class	23,081	261,735
		522,289

GROWTH BROAD MARKET - 0.45%
American Funds New Perspective Fund R6 Class	1,310	58,699

GROWTH LARGE CAP - 7.39%
AB FlexFee Large Cap Growth Portfolio Advisor Class	14,140	197,118
Franklin DynaTech Fund R6 Class	2,471	219,283
JPMorgan Large Cap Growth Fund R6 Class	4,993	218,608
T. Rowe Price Blue Chip Growth Fund Institutional Class	448	52,097
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	3,486	115,698
Vanguard U.S. Growth Fund Admiral Class	1,420	151,572
		954,376

GROWTH MID CAP - 0.77%
Janus Henderson Enterprise Fund Institutional Class	717	99,791

GROWTH SMALL CAP - 0.47%
JPMorgan Small Cap Growth Fund R6 Class	1,421	28,325
Vanguard Explorer Fund Admiral Class	335	31,926
		60,251

HIGH YIELD BOND - 2.72%
AB FlexFee High Yield Portfolio Advisor Class	8,730	83,287
American Funds American High-Income Trust F3 Class	7,510	76,379
Vanguard High-Yield Corporate Fund Admiral Class	32,653	191,344
		351,010

THE E-VALUATOR CONSERVATIVE/MODERATE (30% - 50%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
MARKET NEUTRAL - 1.18%
Calamos Market Neutral Income Fund Institutional Class	11,551	$151,893

SHORT TERM CORPORATE BOND - 0.51%
Vanguard Short-Term Corporate Bond Index Fund Admiral Class	3,021	66,150

VALUE LARGE CAP - 4.68%
American Funds Washington Mutual Investors Fund R6 Class	5,480	251,323
JPMorgan Equity Income Fund R6 Class	12,358	224,170
Vanguard Value Index Fund Institutional Class	2,959	128,146
		603,639

VALUE MID CAP - 0.67%
Vanguard Mid-Cap Value Index Fund Admiral Class	1,501	86,609

TOTAL MUTUAL FUNDS - 62.57%		8,076,339

MONEY MARKET FUNDS - 2.36%
Federated Institutional Prime Obligations Fund Institutional Class 2.45%*	179,696	179,769
Vanguard Treasury Money Market Fund Investor Class 2.32%*	125,682	125,682
		305,451

TOTAL INVESTMENTS - 100.49%		12,971,325
Liabilities in excess of other assets - (0.49)%		(63,585)
NET ASSETS - 100.00%		$12,907,740

* Effective 7 day yield as of June 30, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Exchange Traded Funds	$4,589,535	$—	$—	$4,589,535
Mutual Funds	8,076,339	—	—	8,076,339
Money Market Funds	305,451	—	—	305,451
	$12,971,325	$—	$—	$12,971,325

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2019.

At June 30, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $12,470,486 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$504,286
Gross unrealized depreciation	(3,447)
Net unrealized appreciation	$500,839

THE E-VALUATOR MODERATE (50% - 70%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value

EXCHANGE TRADED FUNDS - 36.20%

AGGREGATE BOND - 4.34%
iShares Core 10+ Year USD Bond ETF	10,993	$725,208
iShares Core International Aggregate Bond ETF	16,253	885,382
iShares Core Total USD Bond Market ETF	41,075	2,122,756
iShares Yield Optimized Bond ETF	84,889	2,147,267
Vanguard Long-Term Bond ETF	7,493	727,271
Vanguard Total International Bond ETF	16,363	937,600
		7,545,484
CONVERTIBLE BOND - 0.20%
iShares Convertible Bond ETF	5,746	342,060

CORPORATE HIGH YIELD - 5.25%
Invesco BulletShares 2024 Corporate Bond ETF	144,237	3,065,036
SPDR ICE BofAML Broad High Yield Bond ETF	66,035	1,726,815
Vanguard Intermediate-Term Corporate Bond ETF	48,360	4,345,146
		9,136,997

GLOBAL MARKETS - 1.41%
iShares Global 100 ETF	23,853	1,164,981
iShares MSCI World ETF	14,111	1,284,345
		2,449,326

GOVERNMENT - 3.31%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	22,555	2,894,258
Vanguard Extended Duration Treasury ETF	22,502	2,857,979
		5,752,237

HEALTH CARE - 0.17%
iShares U.S. Medical Devices ETF	1,210	291,271

INTERNATIONAL - 3.67%
ALPS International Sector Dividend Dogs ETF	45,249	1,176,474
iShares Currency Hedged MSCI EAFE Small-Cap ETF	22,034	634,174
SPDR Portfolio Developed World ex-US ETF	33,874	1,002,332
Vanguard FTSE Developed Markets ETF	24,491	1,021,520
WisdomTree Dynamic Currency Hedged International Equity ETF	39,995	1,160,255
WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	19,784	585,316
Xtrackers MSCI All World ex US Hedged Equity ETF	29,482	806,456
		6,386,527

LARGE CAP - 9.30%
iShares Russell Top 200 ETF	32,859	2,235,398
Schwab U.S. Dividend Equity ETF	35,381	1,877,670
Schwab U.S. Large-Cap ETF	29,888	2,097,839
SPDR Dow Jones Industrial Average ETF Trust	7,191	1,911,727
SPDR Portfolio S&P 500 Growth ETF	73,525	2,847,623
SPDR Portfolio S&P 500 High Dividend ETF	49,880	1,897,435
SPDR Russell 1000 Yield Focus ETF	24,260	1,712,276
WisdomTree U.S. Total Dividend ETF	16,445	1,597,959
		16,177,927
MID CAP - 4.40%
Invesco S&P MidCap Momentum ETF	39,117	2,300,862
iShares Morningstar Mid-Cap Growth ETF	4,084	1,027,248
Schwab U.S. Mid-Cap ETF	44,973	2,567,509
WisdomTree U.S. MidCap Dividend ETF	48,655	1,761,311
		7,656,930
MORTGAGE - 1.23%
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	81,592	2,132,815

THE E-VALUATOR MODERATE (50% - 70%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
SMALL CAP - 1.50%
Vanguard Small-Cap ETF	5,497	$861,160
Vanguard Small-Cap Value ETF	7,631	996,151
WisdomTree U.S. SmallCap Dividend ETF	27,737	751,950
		2,609,261
TECHNOLOGY - 1.18%
Invesco QQQ Trust Series I ETF	7,916	1,478,234
iShares Expanded Tech-Software Sector ETF	1,302	284,435
iShares U.S. Technology ETF	439	86,874
Vanguard Information Technology ETF	938	197,815
		2,047,358

THEMATIC - 0.24%
Global X Health & Wellness Thematic ETF	21,301	417,713

TOTAL EXCHANGE TRADED FUNDS - 36.20%		62,945,906

MUTUAL FUNDS - 61.63%

AGGREGATE BOND - 8.78%
Baird Core Plus Bond Fund Institutional Class	268,175	3,059,874
DFA Investment Grade Portfolio Institutional Class	206,480	2,302,251
John Hancock Bond Fund R6 Class	158,772	2,546,700
JPMorgan Income Fund R6 Class	196,103	1,872,781
JPMorgan Unconstrained Debt Fund R6 Class	22,624	222,849
Lord Abbett Bond Debenture Fund R6 Class	158,857	1,278,801
Putnam Fixed Income Absolute Return Fund Y Class	9,301	90,587
TIAA-CREF Bond Plus Fund Institutional Class	222,520	2,352,040
Vanguard Intermediate-Term Bond Index Fund Institutional Class	131,639	1,540,174
		15,266,057

BLEND BROAD MARKET - 2.70%
American Funds American Mutual Fund R6 Class	91,544	3,821,067
DFA US Core Equity 1 Portfolio Institutional Class	35,946	866,659
		4,687,726

BLEND LARGE CAP - 8.29%
DFA Enhanced US Large Company Portfolio Institutional Class	204,245	2,759,355
DFA US Large Company Portfolio Institutional Class	121,941	2,765,624
Fidelity 500 Index Fund	17,336	1,779,700
JPMorgan U.S. Research Enhanced Equity Fund R6 Class	99,712	2,754,050
Schwab S&P 500 Index Fund	46,705	2,120,398
Vanguard Institutional Index Fund Institutional Class	8,416	2,241,226
		14,420,353

BLEND MID CAP - 1.93%
TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	69,511	843,865
Vanguard Mid-Cap Index Fund Admiral Class	12,128	2,510,536
		3,354,401

CONVERTIBLE - 1.64%
Franklin Convertible Securities Fund R6 Class	92,124	2,106,885
Lord Abbett Convertible Fund R6 Class	54,709	751,160
		2,858,045

EMERGING MARKET STOCK - 1.83%
JPMorgan Emerging Markets Equity Fund R6 Class	37,749	1,142,676
Payden Emerging Markets Bond Fund SI Class	40,330	550,902
TIAA-CREF Emerging Markets Debt Fund Institutional Class	55,583	556,389
Vanguard Emerging Markets Bond Fund Admiral Class	35,863	931,360
		3,181,327
FOREIGN AGGREGRATE - 0.59%
Columbia Strategic Income Fund I3 Class	57,998	342,187
Dodge & Cox Global Bond Fund	62,300	689,033
		1,031,220

THE E-VALUATOR MODERATE (50% - 70%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
FOREIGN BLEND - 5.08%
AB Global Core Equity Portfolio Advisor Class	131,692	$1,758,093
DFA International Vector Equity Portfolio Institutional Class	61,203	699,553
Grandeur Peak International Stalwarts Fund Institutional Class	44,395	646,840
JPMorgan Global Bond Opportunities Fund R6 Class	86,538	882,686
MFS Global New Discovery Fund R6 Class	75,489	1,470,531
MFS Research International Fund R6 Class	32,780	600,198
Schwab Fundamental International Large Company Index Fund	135,629	1,194,890
Vanguard Global Minimum Volatility Fund Admiral Class	25,322	720,929
Vanguard Total World Stock Index Fund Investor Class	28,121	862,478
		8,836,198

FOREIGN GROWTH - 4.99%
American Funds SMALLCAP World Fund F3 Class	12,009	683,793
ClearBridge International Growth Fund Institutional Class	17,563	888,519
Harbor Global Leaders Fund Institutional Class	107,180	3,191,830
Invesco Oppenheimer International Small-Mid Company Fund Institutional Class	19,253	921,262
MFS International Growth Fund R6 Class	52,383	1,831,319
MFS International New Discovery Fund R6 Class	10,484	357,068
Vanguard International Growth Fund Admiral Class	8,565	804,946
		8,678,737

GENERAL CORPORATE BOND - 0.99%
JPMorgan Corporate Bond R6 Class	172,042	1,723,860

GOVERNMENT BOND - 1.28%
American Century Government Bond Fund R5 Class	200,790	2,224,748

GOVERNMENT INTERMEDIATE - 2.65%
DFA Intermediate Government Fixed Income Portfolio Institutional Class	186,789	2,383,428
Vanguard Intermediate-Term Treasury Fund Admiral Class	196,050	2,223,207
		4,606,635

GROWTH BROAD MARKET - 1.00%
American Funds New Perspective Fund R6 Class	38,821	1,739,200

GROWTH LARGE CAP - 8.99%
AB FlexFee Large Cap Growth Portfolio Advisor Class	215,247	3,000,545
Franklin DynaTech Fund R6 Class	37,039	3,286,868
JPMorgan Large Cap Growth Fund R6 Class	74,904	3,279,288
T. Rowe Price Blue Chip Growth Fund Institutional Class	5,964	693,282
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	77,942	2,586,908
Vanguard U.S. Growth Fund Admiral Class	26,100	2,786,424
		15,633,315

GROWTH MID CAP - 0.98%
Janus Henderson Enterprise Fund Institutional Class	12,264	1,706,040

GROWTH SMALL CAP - 0.99%
JPMorgan Small Cap Growth Fund R6 Class	41,505	827,191
Vanguard Explorer Fund Admiral Class	9,347	890,375
		1,717,566

HEALTH CARE - 0.16%
T. Rowe Price Health Sciences Fund Institutional Class	3,394	267,384

HIGH YIELD BOND - 1.93%
AB FlexFee High Yield Portfolio Advisor Class	71,275	679,960
American Funds American High-Income Trust F3 Class	59,741	607,567
Vanguard High-Yield Corporate Fund Admiral Class	352,634	2,066,436
		3,353,963

THE E-VALUATOR MODERATE (50% - 70%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
MARKET NEUTRAL - 0.53%
Calamos Market Neutral Income Fund Institutional Class	70,576	$928,077

VALUE LARGE CAP - 5.31%
American Funds Washington Mutual Investors Fund R6 Class	75,137	3,445,786
JPMorgan Equity Income Fund R6 Class	212,788	3,859,979
Vanguard Value Index Fund Institutional Class	44,640	1,932,919
		9,238,684

VALUE MID CAP - 0.99%
Vanguard Mid-Cap Value Index Fund Admiral Class	29,838	1,721,977

TOTAL MUTUAL FUNDS - 61.63%		107,175,513

MONEY MARKET FUNDS - 2.49%
Federated Institutional Prime Obligations Fund Institutional Class 2.45%*	2,640,444	2,641,589
Vanguard Treasury Money Market Fund Investor Class 2.32%*	1,694,344	1,694,344
		4,335,933

TOTAL INVESTMENTS - 100.32%		174,457,352
Liabilities in excess of other assets - (0.32)%		(565,389)
NET ASSETS - 100.00%		$173,891,963

* Effective 7 day yield as of June 30, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Exchange Traded Funds	$62,945,906	$—	$—	$62,945,906
Mutual Funds	107,175,513	—	—	107,175,513
Money Market Funds	4,335,933	—	—	4,335,933
	$174,457,352	$—	$—	$174,457,352

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2019.

At June 30, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $164,057,409 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,500,315
Gross unrealized depreciation	(100,372)
Net unrealized appreciation	$10,399,943

THE E-VALUATOR GROWTH (70% - 85%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value

EXCHANGE TRADED FUNDS - 38.60%

AGGREGATE BOND - 2.65%
iShares Core 10+ Year USD Bond ETF	4,521	$298,250
iShares Core International Aggregate Bond ETF	12,582	685,404
iShares Core Total USD Bond Market ETF	44,683	2,309,217
iShares Yield Optimized Bond ETF	68,414	1,730,532
Vanguard Long-Term Bond ETF	2,893	280,795
Vanguard Total International Bond ETF	16,173	926,713
		6,230,911
CONVERTIBLE BOND - 0.19%
iShares Convertible Bond ETF	7,729	460,108

CORPORATE HIGH YIELD - 2.25%
Invesco BulletShares 2024 Corporate Bond ETF	77,895	1,655,269
SPDR ICE BofAML Broad High Yield Bond ETF	44,734	1,169,794
Vanguard Intermediate-Term Corporate Bond ETF	27,402	2,462,070
		5,287,133

EMERGING MARKETS - 0.26%
Invesco BRIC ETF	16,180	600,925

GLOBAL MARKETS - 2.78%
iShares Global 100 ETF	66,253	3,235,797
iShares MSCI World ETF	36,042	3,280,446
		6,516,243

GOVERNMENT - 2.23%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	20,666	2,651,861
Vanguard Extended Duration Treasury ETF	20,341	2,583,510
		5,235,371

HEALTH CARE - 0.56%
iShares U.S. Medical Devices ETF	5,460	1,314,331

INTERNATIONAL - 5.40%
ALPS International Sector Dividend Dogs ETF	81,455	2,117,830
iShares Currency Hedged MSCI EAFE Small-Cap ETF	54,417	1,566,208
SPDR Portfolio Developed World ex-US ETF	85,403	2,527,075
Vanguard FTSE Developed Markets ETF	32,200	1,343,062
WisdomTree Dynamic Currency Hedged International Equity ETF	71,066	2,061,625
WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	56,909	1,683,670
Xtrackers MSCI All World ex US Hedged Equity ETF	49,975	1,367,026
		12,666,496

LARGE CAP - 10.68%
iShares Russell Top 200 ETF	41,110	2,796,713
Schwab U.S. Dividend Equity ETF	49,930	2,649,785
Schwab U.S. Large-Cap ETF	53,926	3,785,066
SPDR Dow Jones Industrial Average ETF Trust	10,583	2,813,491
SPDR Portfolio S&P 500 Growth ETF	125,527	4,861,661
SPDR Portfolio S&P 500 High Dividend ETF	76,090	2,894,464
SPDR Russell 1000 Yield Focus ETF	41,767	2,947,923
WisdomTree U.S. Total Dividend ETF	23,824	2,314,976
		25,064,079
MID CAP - 6.36%
Invesco S&P MidCap Momentum ETF	60,461	3,556,316
iShares Morningstar Mid-Cap Growth ETF	5,221	1,313,238
iShares Russell Mid-Cap Growth ETF	9,758	1,391,393
Schwab U.S. Mid-Cap ETF	98,830	5,642,205
WisdomTree U.S. MidCap Dividend ETF	83,416	3,019,659
		14,922,811

THE E-VALUATOR GROWTH (70% - 85%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
MORTGAGE - 0.49%
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	43,777	$1,144,331

SMALL CAP - 2.45%
Vanguard Small-Cap ETF	11,948	1,871,774
Vanguard Small-Cap Value ETF	15,418	2,012,666
WisdomTree U.S. SmallCap Dividend ETF	68,558	1,858,607
		5,743,047
TECHNOLOGY - 1.81%
Invesco QQQ Trust Series I ETF	12,619	2,356,472
iShares Expanded Tech-Software Sector ETF	3,054	667,177
iShares U.S. Technology ETF	2,413	477,509
Vanguard Information Technology ETF	3,600	759,204
		4,260,362

THEMATIC - 0.49%
Global X Health & Wellness Thematic ETF	58,954	1,156,088

TOTAL EXCHANGE TRADED FUNDS - 38.60%		90,602,236

MUTUAL FUNDS - 59.50%

AGGREGATE BOND - 3.91%
Baird Core Plus Bond Fund Institutional Class	129,834	1,481,406
DFA Investment Grade Portfolio Institutional Class	113,856	1,269,496
John Hancock Bond Fund R6 Class	137,551	2,206,316
JPMorgan Income Fund R6 Class	194,669	1,859,086
JPMorgan Unconstrained Debt Fund R6 Class	11,329	111,592
Lord Abbett Bond Debenture Fund R6 Class	113,707	915,342
Putnam Fixed Income Absolute Return Fund Y Class	12,370	120,486
TIAA-CREF Bond Plus Fund Institutional Class	114,008	1,205,062
		9,168,786

BLEND BROAD MARKET - 2.70%
American Funds American Mutual Fund R6 Class	129,101	5,388,657
DFA US Core Equity 1 Portfolio Institutional Class	39,235	945,944
		6,334,601

BLEND LARGE CAP - 8.71%
DFA Enhanced US Large Company Portfolio Institutional Class	274,205	3,704,513
DFA US Large Company Portfolio Institutional Class	144,002	3,265,968
Fidelity 500 Index Fund	27,825	2,856,496
JPMorgan U.S. Research Enhanced Equity Fund R6 Class	134,711	3,720,727
Schwab S&P 500 Index Fund	84,966	3,857,458
Vanguard Institutional Index Fund Institutional Class	11,376	3,029,495
		20,434,657

BLEND MID CAP - 2.15%
TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	156,643	1,901,648
Vanguard Mid-Cap Index Fund Admiral Class	15,177	3,141,845
		5,043,493

CONVERTIBLE - 0.91%
Franklin Convertible Securities Fund R6 Class	65,974	1,508,822
Lord Abbett Convertible Fund R6 Class	45,975	631,238
		2,140,060

EMERGING MARKET STOCK - 2.11%
American Funds New World Fund F3 Class	5,229	354,395
JPMorgan Emerging Markets Equity Fund R6 Class	96,777	2,929,430
Payden Emerging Markets Bond Fund SI Class	35,125	479,808
TIAA-CREF Emerging Markets Debt Fund Institutional Class	47,407	474,542
Vanguard Emerging Markets Bond Fund Admiral Class	27,317	709,425
		4,947,600

THE E-VALUATOR GROWTH (70% - 85%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
FOREIGN AGGREGRATE - 0.35%
Columbia Strategic Income Fund I3 Class	40,495	$238,920
Dodge & Cox Global Bond Fund	53,202	588,409
		827,329

FOREIGN BLEND - 7.62%
AB Global Core Equity Portfolio Advisor Class	231,396	3,089,132
DFA International Vector Equity Portfolio Institutional Class	131,039	1,497,773
Grandeur Peak International Stalwarts Fund Institutional Class	110,490	1,609,846
JPMorgan Global Bond Opportunities Fund R6 Class	45,196	461,001
MFS Global New Discovery Fund R6 Class	210,782	4,106,024
MFS Research International Fund R6 Class	46,902	858,772
Schwab Fundamental International Large Company Index Fund	239,446	2,109,516
Vanguard Global Minimum Volatility Fund Admiral Class	64,292	1,830,398
Vanguard Total World Stock Index Fund Investor Class	75,965	2,329,849
		17,892,311

FOREIGN GROWTH - 7.51%
American Funds SMALLCAP World Fund F3 Class	34,350	1,955,905
ClearBridge International Growth Fund Institutional Class	37,166	1,880,250
Harbor Global Leaders Fund Institutional Class	208,780	6,217,478
Invesco Oppenheimer International Small-Mid Company Fund Institutional Class	34,588	1,655,036
MFS International Growth Fund R6 Class	74,303	2,597,620
MFS International New Discovery Fund R6 Class	44,644	1,520,558
Vanguard International Growth Fund Admiral Class	19,112	1,796,131
		17,622,978

GENERAL CORPORATE BOND - 0.69%
JPMorgan Corporate Bond R6 Class	162,453	1,627,782

GOVERNMENT BOND - 0.64%
American Century Government Bond Fund R5 Class	135,302	1,499,145

GOVERNMENT INTERMEDIATE - 1.31%
DFA Intermediate Government Fixed Income Portfolio Institutional Class	149,963	1,913,529
Vanguard Intermediate-Term Treasury Fund Admiral Class	102,112	1,157,949
		3,071,478

GROWTH BROAD MARKET - 1.30%
American Funds New Perspective Fund R6 Class	68,276	3,058,747

GROWTH LARGE CAP - 8.87%
AB FlexFee Large Cap Growth Portfolio Advisor Class	298,978	4,167,748
Franklin DynaTech Fund R6 Class	50,083	4,444,339
JPMorgan Large Cap Growth Fund R6 Class	100,661	4,406,928
T. Rowe Price Blue Chip Growth Fund Institutional Class	7,929	921,690
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	108,739	3,609,049
Vanguard U.S. Growth Fund Admiral Class	30,652	3,272,444
		20,822,198

GROWTH MID CAP - 1.05%
Janus Henderson Enterprise Fund Institutional Class	17,669	2,457,985

GROWTH SMALL CAP - 1.62%
JPMorgan Small Cap Growth Fund R6 Class	101,811	2,029,101
Vanguard Explorer Fund Admiral Class	18,676	1,779,045
		3,808,146

HEALTH CARE - 0.25%
T. Rowe Price Health Sciences Fund Institutional Class	7,555	595,159

HIGH YIELD BOND - 1.15%
AB FlexFee High Yield Portfolio Advisor Class	49,354	470,833
American Funds American High-Income Trust F3 Class	44,019	447,672
Vanguard High-Yield Corporate Fund Admiral Class	303,096	1,776,143
		2,694,648

THE E-VALUATOR GROWTH (70% - 85%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value

VALUE LARGE CAP - 5.36%
American Funds Washington Mutual Investors Fund R6 Class	101,427	$4,651,437
JPMorgan Equity Income Fund R6 Class	299,774	5,437,897
Vanguard Value Index Fund Institutional Class	57,334	2,482,545
		12,571,879

VALUE MID CAP - 1.29%
Vanguard Mid-Cap Value Index Fund Admiral Class	52,584	3,034,639

TOTAL MUTUAL FUNDS - 59.50%		139,653,621

MONEY MARKET FUNDS - 1.96%
Federated Institutional Prime Obligations Fund Institutional Class 2.45%*	2,313,673	2,314,644
Vanguard Treasury Money Market Fund Investor Class 2.32%*	2,270,615	2,270,615
		4,585,259

TOTAL INVESTMENTS - 100.06%		234,841,116
Liabilities in excess of other assets - (0.06)%		(135,681)
NET ASSETS - 100.00%		$234,705,435

* Effective 7 day yield as of June 30, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Exchange Traded Funds	$90,602,236	$—	$—	$90,602,236
Mutual Funds	139,653,621	—	—	139,653,621
Money Market Funds	4,585,259	—	—	4,585,259
	$234,841,116	$—	$—	$234,841,116

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2019.

At June 30, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $218,578,439 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,475,066
Gross unrealized depreciation	(212,389)
Net unrealized appreciation	$16,262,677

THE E-VALUATOR AGGRESSIVE GROWTH (85% - 99%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value

EXCHANGE TRADED FUNDS - 38.58%

AGGREGATE BOND - 0.66%
iShares Core International Aggregate Bond ETF	1,593	$86,779
iShares Core Total USD Bond Market ETF	2,573	132,973
iShares Yield Optimized Bond ETF	10,708	270,859
Vanguard Total International Bond ETF	2,080	119,184
		609,795
CORPORATE HIGH YIELD - 0.59%
Invesco BulletShares 2024 Corporate Bond ETF	10,349	219,916
Vanguard Intermediate-Term Corporate Bond ETF	3,585	322,112
		542,028

EMERGING MARKETS - 0.34%
Invesco BRIC ETF	8,477	314,836

GLOBAL MARKETS - 3.77%
iShares Global 100 ETF	35,282	1,723,173
iShares MSCI World ETF	19,439	1,769,285
		3,492,458

GOVERNMENT - 0.63%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	2,298	294,879
Vanguard Extended Duration Treasury ETF	2,287	290,472
		585,351

HEALTH CARE - 1.45%
iShares U.S. Medical Devices ETF	5,581	1,343,458

INTERNATIONAL - 6.78%
ALPS International Sector Dividend Dogs ETF	35,969	935,194
iShares Currency Hedged MSCI EAFE Small-Cap ETF	38,350	1,103,774
SPDR Portfolio Developed World ex-US ETF	32,124	950,549
Vanguard FTSE Developed Markets ETF	22,594	942,396
WisdomTree Dynamic Currency Hedged International Equity ETF	31,745	920,922
WisdomTree Dynamic Currency Hedged International SmallCap Equity ETF	32,742	968,682
Xtrackers MSCI All World ex US Hedged Equity ETF	16,788	459,222
		6,280,739

LARGE CAP - 10.09%
iShares Russell Top 200 ETF	16,770	1,140,863
Schwab U.S. Dividend Equity ETF	18,766	995,912
Schwab U.S. Large-Cap ETF	19,543	1,371,723
SPDR Dow Jones Industrial Average ETF Trust	3,462	920,373
SPDR Portfolio S&P 500 Growth ETF	47,077	1,823,292
SPDR Portfolio S&P 500 High Dividend ETF	25,164	957,239
SPDR Russell 1000 Yield Focus ETF	18,604	1,313,074
WisdomTree U.S. Total Dividend ETF	8,476	823,612
		9,346,088
MID CAP - 6.95%
Invesco S&P MidCap Momentum ETF	23,129	1,360,448
iShares Morningstar Mid-Cap Growth ETF	2,890	726,922
iShares Russell Mid-Cap Growth ETF	5,133	731,915
Schwab U.S. Mid-Cap ETF	40,202	2,295,132
WisdomTree U.S. MidCap Dividend ETF	36,596	1,324,775
		6,439,192
MORTGAGE - 0.15%
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	5,154	134,726

THE E-VALUATOR AGGRESSIVE GROWTH (85% - 99%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
SMALL CAP - 3.51%
Vanguard Small-Cap ETF	7,060	$1,106,020
Vanguard Small-Cap Value ETF	8,466	1,105,152
WisdomTree U.S. SmallCap Dividend ETF	38,255	1,037,093
		3,248,265
TECHNOLOGY - 2.95%
Invesco QQQ Trust Series I ETF	5,325	994,391
iShares Expanded Tech-Software Sector ETF	2,503	546,805
iShares U.S. Technology ETF	2,323	459,698
Vanguard Information Technology ETF	3,487	735,373
		2,736,267

THEMATIC - 0.71%
Global X Health & Wellness Thematic ETF	33,413	655,229

TOTAL EXCHANGE TRADED FUNDS - 38.58%		35,728,432

MUTUAL FUNDS - 59.28%

AGGREGATE BOND - 0.76%
DFA Investment Grade Portfolio Institutional Class	8,152	90,892
John Hancock Bond Fund R6 Class	14,213	227,980
JPMorgan Income Fund R6 Class	31,527	301,086
TIAA-CREF Bond Plus Fund Institutional Class	8,097	85,589
		705,547

BLEND BROAD MARKET - 2.20%
American Funds American Mutual Fund R6 Class	39,987	1,669,048
DFA US Core Equity 1 Portfolio Institutional Class	15,351	370,121
		2,039,169

BLEND LARGE CAP - 8.28%
DFA Enhanced US Large Company Portfolio Institutional Class	101,255	1,367,952
DFA US Large Company Portfolio Institutional Class	60,469	1,371,448
Fidelity 500 Index Fund	10,287	1,056,094
JPMorgan U.S. Research Enhanced Equity Fund R6 Class	49,743	1,373,899
Schwab S&P 500 Index Fund	30,336	1,377,264
Vanguard Institutional Index Fund Institutional Class	4,197	1,117,769
		7,664,426

BLEND MID CAP - 3.18%
TIAA-CREF Quant Small/Mid-Cap Equity Fund Institutional Class	91,869	1,115,294
Vanguard Mid-Cap Index Fund Admiral Class	8,829	1,827,598
		2,942,892

CONVERTIBLE - 0.29%
Franklin Convertible Securities Fund R6 Class	7,759	177,439
Lord Abbett Convertible Fund R6 Class	6,671	91,599
		269,038

EMERGING MARKET STOCK - 2.75%
American Funds New World Fund F3 Class	3,419	231,734
JPMorgan Emerging Markets Equity Fund R6 Class	70,279	2,127,357
TIAA-CREF Emerging Markets Debt Fund Institutional Class	7,263	72,700
Vanguard Emerging Markets Bond Fund Admiral Class	4,278	111,111
		2,542,902
FOREIGN BLEND - 10.58%
AB Global Core Equity Portfolio Advisor Class	111,724	1,491,518
DFA International Vector Equity Portfolio Institutional Class	87,973	1,005,531
Grandeur Peak International Stalwarts Fund Institutional Class	55,644	810,738
MFS Global New Discovery Fund R6 Class	122,783	2,391,814
MFS Research International Fund R6 Class	16,473	301,629
Schwab Fundamental International Large Company Index Fund	108,779	958,339
Vanguard Global Minimum Volatility Fund Admiral Class	51,750	1,473,331
Vanguard Total World Stock Index Fund Investor Class	44,634	1,368,919
		9,801,819

THE E-VALUATOR AGGRESSIVE GROWTH (85% - 99%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
FOREIGN GROWTH - 10.00%
American Funds SMALLCAP World Fund F3 Class	27,363	$1,558,067
ClearBridge International Growth Fund Institutional Class	15,325	775,290
Harbor Global Leaders Fund Institutional Class	108,289	3,224,856
Invesco Oppenheimer International Small-Mid Company Fund Institutional Class	20,657	988,427
MFS International Growth Fund R6 Class	33,138	1,158,494
MFS International New Discovery Fund R6 Class	25,120	855,584
Vanguard International Growth Fund Admiral Class	7,489	703,811
		9,264,529

GOVERNMENT BOND - 0.15%
American Century Government Bond Fund R5 Class	12,316	136,457

GOVERNMENT INTERMEDIATE - 0.20%
DFA Intermediate Government Fixed Income Portfolio Institutional Class	14,227	181,537

GROWTH BROAD MARKET - 1.89%
American Funds New Perspective Fund R6 Class	39,072	1,750,409

GROWTH LARGE CAP - 8.04%
AB FlexFee Large Cap Growth Portfolio Advisor Class	114,075	1,590,209
Franklin DynaTech Fund R6 Class	19,112	1,696,019
JPMorgan Large Cap Growth Fund R6 Class	38,643	1,691,779
T. Rowe Price Blue Chip Growth Fund Institutional Class	3,119	362,499
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	30,298	1,005,601
Vanguard U.S. Growth Fund Admiral Class	10,311	1,100,831
		7,446,938

GROWTH MID CAP - 1.25%
Janus Henderson Enterprise Fund Institutional Class	8,304	1,155,109

GROWTH SMALL CAP - 2.35%
JPMorgan Small Cap Growth Fund R6 Class	60,123	1,198,245
Vanguard Explorer Fund Admiral Class	10,278	979,048
		2,177,293

HEALTH CARE - 0.45%
T. Rowe Price Health Sciences Fund Institutional Class	5,317	418,875

HIGH YIELD BOND - 0.29%
AB FlexFee High Yield Portfolio Advisor Class	9,424	89,909
Vanguard High-Yield Corporate Fund Admiral Class	30,492	178,682
		268,591

VALUE LARGE CAP - 5.19%
American Funds Washington Mutual Investors Fund R6 Class	34,809	1,596,324
JPMorgan Equity Income Fund R6 Class	92,326	1,674,800
Vanguard Value Index Fund Institutional Class	35,426	1,533,935
		4,805,059

VALUE MID CAP - 1.43%
Vanguard Mid-Cap Value Index Fund Admiral Class	22,992	1,326,842

TOTAL MUTUAL FUNDS - 59.28%		54,897,432

THE E-VALUATOR AGGRESSIVE GROWTH (85% - 99%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Security Description	Number of Shares	Fair Value
MONEY MARKET FUNDS - 2.06%
Federated Institutional Prime Obligations Fund Institutional Class 2.45%*	1,012,732	$1,013,163
Vanguard Treasury Money Market Fund Investor Class 2.32%*	893,514	893,514
		1,906,677

TOTAL INVESTMENTS - 99.92%		92,532,541
Other assets, net of liabilities - 0.08%		78,258
NET ASSETS - 100.00%		$92,610,799

* Effective 7 day yield as of June 30, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Exchange Traded Funds	$35,728,432	$—	$—	$35,728,432
Mutual Funds	54,897,432	—	—	54,897,432
Money Market Funds	1,906,677	—	—	1,906,677
	$92,532,541	$—	$—	$92,532,541

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2019.

At June 30, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $86,190,408 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,443,021
Gross unrealized depreciation	(100,888)
Net unrealized appreciation	$6,342,133

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	August 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	August 22, 2019

By:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer

Date:	August 22, 2019